OTHER EXPENSES (Tables)	12 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF OTHER EXPENSES

	2024 A$	2023 A$	2022 A$
Buildings and facilities costs	748,864	695,844	748,580
Insurance	437,004	403,167	345,450
Investor relations and shareholder maintenance	349,441	469,151	344,355
Net unrealized foreign exchange loss	-	13,521	-
Bank and credit card merchant charges	391,627	426,589	296,883
IT and communication	627,169	670,008	84,133
Travel and entertainment	292,335	366,920	67,298
Administrative	281,898	370,571	121,184
Other expenses	393,436	271,259	146,492
Total other expenses	3,521,774	3,687,030	2,154,375